Investments in Associates and Joint Ventures_Accumulated Unrecognized Share Of Losses In Investments In Associates (Details) - KRW (₩)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Doosung Metal Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	₩ (31,000,000)	₩ 5,000,000
Accumulated unrecognized loss	23,000,000	54,000,000
Incheon Bridge Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	16,202,000,000	(1,879,000,000)
Accumulated unrecognized loss	16,202,000,000	0
Jungdong Steel Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	13,000,000	476,000,000
Accumulated unrecognized loss	489,000,000	476,000,000
Dpaps Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	(4,000,000)	188,000,000
Accumulated unrecognized loss	184,000,000	188,000,000
Shinla Construction Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	7,000,000	27,000,000
Accumulated unrecognized loss	183,000,000	175,000,000
JSC Bank CenterCredit
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	(108,761,000,000)	5,308,000,000
Accumulated unrecognized loss	0	108,761,000,000
Ejade Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	(1,118,000,000)	1,112,000,000
Accumulated unrecognized loss	0	1,112,000,000
Myeongwon Tech Co., Ltd
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	0	(43,000,000)
Accumulated unrecognized loss	₩ 0	₩ 0